Computation of Basic and Diluted Earnings Per Common Share (Detail) - Entity [Domain] - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income:
Net income attributable to MHFG shareholders		¥ 803,048	¥ 498,484	¥ 875,412
Less: Net income attributable to preferred shareholders		4,910	6,745	8,221
Net income attributable to common shareholders		798,138	491,739	867,191
Effect of dilutive securities:
Convertible preferred stock		4,910	6,437	7,121
Net income attributable to common shareholders after assumed conversions		¥ 803,048	¥ 498,176	¥ 874,312
Shares:
Weighted average common shares outstanding		24,368,116	24,189,670	24,053,282
Effect of dilutive securities:
Convertible preferred stock	[1]	994,745	1,164,941	1,291,854
Stock compensation-type stock options		18,186	16,641	20,093
Weighted average common shares after assumed conversions		25,381,047	25,371,252	25,365,229
Amounts per common share:
Basic net income per common share		¥ 32.75	¥ 20.33	¥ 36.05
Diluted net income per common share		¥ 31.64	¥ 19.64	¥ 34.47

[1]	The number of dilutive common shares is based on the applicable conversion prices.